QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 17. QUARTERLY FINANCIAL DATA (UNAUDITED)

SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Revenues	$2,383	$2,089	$2,507	$2,668
Expenses and other income	$2,026	$2,141	$2,178	$2,359

Net income	$251	$74	$290	$305
Earnings attributable to Sempra Energy	$236	$62	$268	$293

Basic per-share amounts(1):
Net income	$1.04	$0.31	$1.20	$1.26
Earnings attributable to Sempra Energy	$0.98	$0.26	$1.11	$1.21
Weighted average common shares outstanding	240.6	241.1	241.7	242.0

Diluted per-share amounts(1):
Net income	$1.02	$0.30	$1.18	$1.23
Earnings attributable to Sempra Energy	$0.97	$0.25	$1.09	$1.18
Weighted average common shares outstanding	243.8	246.3	245.8	247.6
2011
Revenues	$2,434	$2,422	$2,576	$2,604
Expenses and other income	$2,091	$1,836	$2,188	$2,198

Net income	$260	$494	$319	$308
Earnings attributable to Sempra Energy	$254	$503	$289	$285

Basic per-share amounts(1):
Net income	$1.08	$2.06	$1.33	$1.28
Earnings attributable to Sempra Energy	$1.06	$2.10	$1.21	$1.19
Weighted average common shares outstanding	240.1	239.4	239.5	239.8

Diluted per-share amounts(1):
Net income	$1.08	$2.05	$1.32	$1.27
Earnings attributable to Sempra Energy	$1.05	$2.09	$1.20	$1.18
Weighted average common shares outstanding	241.9	240.8	241.9	241.8
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

Revenues decreased in each of the first three quarters in 2012 compared to the same quarters in 2011, primarily due to the following:

  decreases at Sempra Natural Gas of $175 million, $240 million and $164 million in the first, second and third quarters of 2012, respectively, compared to 2011 primarily due to decreased power sales resulting from the end of the DWR contract as of September 30, 2011; and
  decreases at SoCalGas in the first, second and third quarters of 2012 compared to 2011, mainly due to lower natural gas prices, as we discuss below; offset by
  $338 million in the first quarter of 2012 from Chilquinta Energía and Luz del Sur, which we consolidated starting in April 2011; and
  an increase at SDG&E in the third quarter of 2012 compared to the same quarter in 2011 primarily due to higher authorized revenues from electric generation and electric transmission, and an increase in the cost of power purchased to replace power scheduled to be generated and delivered to SDG&E from SONGS.

In the second quarter of 2012, Expenses and Other Income were negatively impacted by $300 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $179 million from an impairment charge to write down our investment in Rockies Express, as we discuss in Note 4. Expenses and Other Income were negatively impacted by $100 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $60 million from an impairment to further write down Rockies Express in the third quarter of 2012.

In the second quarter of 2012, Earnings Attributable to Sempra Energy were impacted by $54 million from an income tax benefit primarily associated with the decision to hold life insurance contracts that are kept in support of certain benefit plans to term.

In the third quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $38 million due to an income tax benefit resulting from a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes.

In the fourth quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $32 million due to an income tax benefit resulting from a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes.

In the second quarter of 2011, Expenses and Other Income, Net Income and Earnings Attributable to Sempra Energy were impacted by a $277 million gain (both before and after tax) resulting from the remeasurement of our equity method investments related to Sempra South American Utilities' acquisition of additional interests in Chilquinta Energía and Luz del Sur on April 6, 2011, as we discuss in Note 3. Earnings Attributable to Sempra Energy were impacted by $11 million in the third quarter of 2011 and $24 million in the fourth quarter of 2011 from higher earnings from the acquisition of the additional interests in Chilquinta Energía and Luz del Sur.

We discuss quarterly fluctuations related to SDG&E and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$834	$780	$1,092	$988
Operating expenses	656	611	822	796
Operating income	$178	$169	$270	$192

Net income	$112	$101	$188	$114
Earnings attributable to noncontrolling interests	(6)	(5)	(12)	(3)
Earnings	106	96	176	111
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$105	$95	$174	$110
2011
Operating revenues	$840	$697	$868	$968
Operating expenses	677	584	658	699
Operating income	$163	$113	$210	$269

Net income	$94	$53	$136	$172
(Earnings) losses attributable to noncontrolling interests	(4)	19	(21)	(13)
Earnings	90	72	115	159
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$89	$71	$113	$158

Net Income and Earnings for the first and second quarters of 2012 were favorably impacted by $12 million and $7 million, respectively, related to higher allowance for equity funds used during construction from the Sunrise Powerlink investment.

In the third quarter of 2012 compared to the same quarter in 2011, Revenues for SDG&E increased due to higher authorized revenues from electric generation and electric transmission, and an increase in the cost of power purchased to replace power scheduled to be generated and delivered to SDG&E from SONGS.

In the third quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings for SDG&E were favorably impacted by a $43 million reduction in 2012 income tax expense primarily due to a change in income tax treatment for certain repairs expenditures that are capitalized for financial statement purposes.

In the fourth quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings were negatively impacted by $43 million from lower revenues for incremental wildfire premiums.

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$880	$720	$728	$954
Operating expenses	761	625	609	867
Operating income	$119	$95	$119	$87

Net income	$66	$54	$71	$99
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$66	$53	$71	$99
2011
Operating revenues	$1,056	$876	$844	$1,040
Operating expenses	937	773	709	911
Operating income	$119	$103	$135	$129

Net income	$68	$60	$81	$79
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$68	$59	$81	$79

SoCalGas' Operating Revenues and Operating Expenses for the first, second and third quarters of 2012 decreased by $163 million, $147 million and $83 million, respectively, compared to the same periods in 2011 due to lower natural gas prices. In the fourth quarter of 2012, Operating Revenues and Operating Expenses decreased by $53 million from lower natural gas volumes.

In the fourth quarter of 2012 compared to the same quarter in 2011, SoCalGas' Net Income and Earnings were favorably impacted by $45 million from a lower effective tax rate primarily due to a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes.